Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings /(Accumulated deficit)	Accumulated other comprehensive income/(loss)	Total Itonic Holdings shareholders’ equity	Non-controlling Interest	Total
Balance at Dec. 31, 2022		$ 433	$ 767	$ 119,586	$ 89,685	$ 378,954	$ (33,103)	$ 556,322		$ 556,322
Balance (in Shares) at Dec. 31, 2022	[1]	4,332,000	7,668,000
Capital contribution				1,128				1,128		1,128
Profit attributable to non-controlling interests
Net loss						(241,217)		(241,217)		(241,217)
Foreign currency translation adjustment							(9,961)	(9,961)		(9,961)
Balance at Dec. 31, 2023		$ 433	$ 767	120,714	89,685	137,737	(43,064)	306,272		306,272
Balance (in Shares) at Dec. 31, 2023	[1]	4,332,000	7,668,000
Capital contribution				72				72		72
Initial public offering, net		$ 225		7,795,345				7,795,570		7,795,570
Initial public offering, net (in Shares)		2,250,000
Deferred IPO costs				(1,251,507)				(1,251,507)		(1,251,507)
Profit attributable to non-controlling interests
Net loss						(660,588)		(660,588)		(660,588)
Foreign currency translation adjustment							(5,116)	(5,116)		(5,116)
Balance at Dec. 31, 2024		$ 658	$ 767	6,664,624	89,685	(522,851)	(48,180)	6,184,703		6,184,703
Balance (in Shares) at Dec. 31, 2024		6,582,000	7,668,000
Share-based payment		$ 280		5,035,873				5,036,153		5,036,153
Share-based payment (in Shares)	[1]	2,800,000
Profit attributable to non-controlling interests						483		483		483
Issuance of noncontrolling interest									2,003,497	2,003,497
Net loss						(5,098,384)		(5,098,384)		(5,098,384)
Foreign currency translation adjustment							12	12		12
Balance at Dec. 31, 2025		$ 938	$ 767	$ 11,700,497	$ 89,685	$ (5,620,752)	$ (48,168)	$ 6,122,967	$ 2,003,497	$ 8,126,464
Balance (in Shares) at Dec. 31, 2025	[1]	9,382,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023